SCHEDULE OF REVENUES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Product Information [Line Items]
Total	$ 521,241	$ 895,978	$ 1,277,066
Service [Member]
Product Information [Line Items]
Total	206,526	291,643	224,171
Service [Member] | Customized CRM System Development Service [Member]
Product Information [Line Items]
Total		134,768	818,257
Service [Member] | Additional Function Development Service [Member]
Product Information [Line Items]
Total	42,758	155,904	71,980
Service [Member] | Subscription Service [Member]
Product Information [Line Items]
Total	232,556	258,150	114,433
Service [Member] | Professional Services [Member]
Product Information [Line Items]
Total	275,314	548,822	1,004,670
Product and Service, Other [Member]
Product Information [Line Items]
Total	$ 39,401	$ 55,513	$ 48,225